UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of Comprehensive Income [Abstract]
Net income for the period	$ 64,362	$ 36,447
Total other comprehensive income/(loss)	0	0
Total comprehensive income	$ 64,362	$ 36,447